AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 80.8%
Industrial – 71.4%
Basic – 3.9%
Alcoa Nederland Holding BV 4.125%, 03/31/202(a)	U.S.$	1,547	$1,489,823
Arsenal AIC Parent LLC 11.50%, 10/01/2031(a)		1,062	1,182,410
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		280	138,491
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		640	600,123
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		50	50,116
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		200	212,108
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		100	104,351
Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(a)		366	377,408
Compass Minerals International, Inc. 8.00%, 07/01/2030(a)		145	151,670
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		1,134	1,132,412
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		100	98,867
GPD Cos., Inc. 12.50%, 12/31/2029(a)		43	35,672
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		257	257,167
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		28	27,767
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)	EUR	141	154,199
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)	U.S.$	327	323,831
Kaiser Aluminum Corp. 4.625%, 03/01/2028(a)		185	182,110
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)		60	0
New Gold, Inc. 6.875%, 04/01/2032(a)		175	182,380
Novelis Corp. 4.75%, 01/30/2030(a)		196	188,601
Rain Carbon, Inc. 12.25%, 09/01/2029(a)		64	68,705
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		408	396,605
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		1,014	1,008,312

	Principal Amount (000)		U.S. $ Value

SNF Group SACA 4.50%, 03/15/2032(a)	EUR	469	$564,873
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)	U.S.$	68	62,119
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)	EUR	189	215,729
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)	U.S.$	240	127,265
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		87	86,318
5.625%, 08/15/2029(a)		136	127,063
6.625%, 08/15/2032(a)		323	322,173

			9,868,668

Capital Goods – 7.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		368	347,797
6.00%, 06/15/2027(g)		238	238,007
Artera Services LLC 8.50%, 02/15/2031(a)		82	71,620
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		489	503,738
Ball Corp. 2.875%, 08/15/2030		995	899,938
6.00%, 06/15/2029		750	768,525
Bombardier, Inc. 6.00%, 02/15/2028(a)		302	302,846
7.25%, 07/01/2031(a)		328	345,784
7.45%, 05/01/2034(a)		100	109,277
7.50%, 02/01/2029(a)		121	126,374
7.875%, 04/15/2027(a)		12	12,056
8.75%, 11/15/2030(a)		1,007	1,087,087
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	325,313
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		743	714,692
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		671	668,074
5.125%, 07/15/2029(a)		11	10,915
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)		74	70,913
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,568
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		91	88,786
EnerSys 4.375%, 12/15/2027(a)		80	78,769
Esab Corp. 6.25%, 04/15/2029(a)		1,065	1,095,129

	Principal Amount (000)		U.S. $ Value

GFL Environmental, Inc. 4.375%, 08/15/2029(a)	U.S.$	237	$230,561
4.75%, 06/15/2029(a)		1,000	984,370
Griffon Corp. 5.75%, 03/01/2028		305	304,402
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)		764	759,087
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	125	148,484
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	1,382	1,366,701
Maxam Prill SARL 7.75%, 07/15/2030(a)		483	471,113
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		1,150	1,131,646
Moog, Inc. 4.25%, 12/15/2027(a)		904	891,389
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		905	870,628
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)		197	208,647
Terex Corp. 5.00%, 05/15/2029(a)		178	175,147
TransDigm, Inc.
4.625%, 01/15/2029		923	903,857
4.875%, 05/01/2029		355	348,681
6.00%, 01/15/2033(a)		449	454,038
6.25%, 01/31/2034(a)		120	123,137
6.375%, 03/01/2029(a)		1,199	1,228,136
6.75%, 08/15/2028(a)		690	705,021
6.875%, 12/15/2030(a)		150	155,674
WESCO Distribution, Inc. 7.25%, 06/15/2028(a)		124	125,857

			19,472,784

Communications – Media – 7.0%
AMC Networks, Inc.
4.25%, 02/15/2029		5	4,115
10.25%, 01/15/2029(a)		206	214,343
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		570	552,718
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		246	255,850
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)		238	220,774
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		383	388,921
CSC Holdings LLC
4.50%, 11/15/2031(a)		150	97,171
4.625%, 12/01/2030(a)		1,536	674,120
5.375%, 02/01/2028(a)		204	187,986
5.50%, 04/15/2027(a)		356	342,632

	Principal Amount (000)		U.S. $ Value

5.75%, 01/15/2030(a)	U.S.$	400	$187,676
6.50%, 02/01/2029(a)		252	198,452
7.50%, 04/01/2028(a)		200	161,242
11.25%, 05/15/2028(a)		449	448,178
11.75%, 01/31/2029(a)		297	272,578
Discovery Communications LLC
3.625%, 05/15/2030		442	398,613
4.125%, 05/15/2029		411	389,731
DISH DBS Corp.
5.125%, 06/01/2029		829	683,544
5.25%, 12/01/2026(a)		998	968,200
5.75%, 12/01/2028(a)		482	453,268
7.375%, 07/01/2028		452	409,101
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		201	188,932
Gray Media, Inc.
4.75%, 10/15/2030(a)		165	124,029
5.375%, 11/15/2031(a)		17	12,542
7.25%, 08/15/2033(a)		208	205,071
9.625%, 07/15/2032(a)		154	154,767
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		533	459,446
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029(a)		654	376,037
6.75%, 10/15/2027(a)		200	124,422
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		143	143,729
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,082	1,033,029
National CineMedia, Inc. 5.75%, 08/15/2026(e) (f) (h) (i)		21	0
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		470	467,744
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		130	124,894
Paramount Global 6.375%, 03/30/2062		255	255,472
Sinclair Television Group, Inc.
5.50%, 03/01/2030(a)		126	103,524
8.125%, 02/15/2033(a)		381	390,441
Sirius XM Radio LLC 4.125%, 07/01/2030(a)		163	151,632
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	131,309
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	420	416,800
Univision Communications, Inc.
4.50%, 05/01/2029(a)		254	238,912
7.375%, 06/30/2030(a)		425	428,952
8.00%, 08/15/2028(a)		249	258,377
8.50%, 07/31/2031(a)		75	77,371

	Principal Amount (000)		U.S. $ Value

Veritiv Operating Co. 10.50%, 11/30/2030(a)	U.S.$	141	$152,649
VZ Secured Financing BV 5.00%, 01/15/2032(a)		518	459,487
Warnermedia Holdings, Inc.
4.279%, 03/15/2032		1,900	1,639,225
5.05%, 03/15/2042		1,115	751,510
5.141%, 03/15/2052		147	91,784
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		794	700,236
Ziggo BV 4.875%, 01/15/2030(a)		411	385,596

			17,557,132

Communications – Telecommunications – 3.7%
Altice Financing SA 5.75%, 08/15/2029(a)		261	206,918
Altice France Holding SA 10.50%, 05/15/2027(f) (g) (j)		252	93,152
Altice France SA
3.375%, 01/15/2028(g)	EUR	245	247,550
5.125%, 07/15/2029(g)	U.S.$	640	546,867
5.50%, 01/15/2028(g)		665	585,300
5.50%, 10/15/2029(g)		740	634,824
8.125%, 02/01/2027(g)		354	329,315
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 06/15/2027(a)		239	238,180
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		207	215,719
EchoStar Corp.
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (c)		746	733,972
10.75%, 11/30/2029		586	631,231
Fibercop SpA
6.00%, 09/30/2034(a)		200	190,804
7.20%, 07/18/2036(a)		564	567,457
7.721%, 06/04/2038(a)		405	410,650
Series 2033
6.375%, 11/15/2033(a)		200	197,906
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)		658	665,041
6.75%, 05/01/2029(a)		1,591	1,606,544
GCI LLC 4.75%, 10/15/2028(a)		200	194,752
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		271	306,947
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	166,341

	Principal Amount (000)		U.S. $ Value

Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)	U.S.$	406	$422,910

			9,192,380

Consumer Cyclical – Automotive – 2.7%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		364	383,332
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		75	74,957
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		585	568,626
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (i)		32	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (i)		13	0
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029		509	493,358
5.25%, 07/15/2031		400	378,936
5.625%, 04/30/2033		403	379,199
6.625%, 07/15/2030		382	388,513
IHO Verwaltungs GmbH
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	144	178,776
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	200	207,844
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		82	84,695
Nissan Motor Co., Ltd. 8.125%, 07/17/2035(a)		1,391	1,470,969
PM General Purchaser LLC 9.50%, 10/01/2028(a)		707	554,663
Qnity Electronics, Inc. 6.25%, 08/15/2033(a)		174	179,862
Tenneco, Inc. 8.00%, 11/17/2028(a)		814	814,203
Titan International, Inc. 7.00%, 04/30/2028		17	17,027
ZF North America Capital, Inc.
6.875%, 04/14/2028(a)		214	216,399
7.125%, 04/14/2030(a)		432	429,054

			6,820,413

Consumer Cyclical – Entertainment – 1.6%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		379	372,045
Carnival Corp. 5.75%, 03/15/2030(a)		834	854,433
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		178	182,242
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(a)		232	226,608
6.50%, 05/15/2027(a)		262	264,628

	Principal Amount (000)		U.S. $ Value

Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	115	$119,510
NCL Corp., Ltd.
5.875%, 03/15/2026(a)	U.S.$	131	131,164
5.875%, 02/15/2027(a)		13	13,033
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		1,161	1,139,730
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		415	417,121
Viking Cruises Ltd.
5.875%, 09/15/2027(a)		24	24,008
7.00%, 02/15/2029(a)		50	50,382
9.125%, 07/15/2031(a)		121	130,344

			3,925,248

Consumer Cyclical – Other – 6.6%
Affinity Interactive 6.875%, 12/15/2027(a)		54	30,899
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		419	432,617
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,187	1,090,426
Caesars Entertainment, Inc. 4.625%, 10/15/2029(a)		402	383,544
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		222	168,924
Churchill Downs, Inc.
4.75%, 01/15/2028(a)		544	538,652
5.50%, 04/01/2027(a)		106	105,872
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	268,264
Full House Resorts, Inc. 8.25%, 02/15/2028(a)	U.S.$	62	59,364
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		1,109	1,064,252
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/2032(a)		736	671,490
3.75%, 05/01/2029(a)		729	699,789
4.00%, 05/01/2031(a)		654	616,068
4.875%, 01/15/2030		17	16,964
5.75%, 05/01/2028(a)		11	11,019
5.875%, 04/01/2029(a)		419	427,015
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/2031(a)		562	523,132
5.00%, 06/01/2029(a)		822	795,071
6.625%, 01/15/2032(a)		115	117,275

	Principal Amount (000)		U.S. $ Value

Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)	U.S.$	68	$65,974
LGI Homes, Inc. 7.00%, 11/15/2032(a)		191	186,361
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,011
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,050	1,014,909
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030(a)		203	209,725
11.875%, 04/15/2031(a)		290	305,216
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	19,490
Standard Industries, Inc./NY
3.375%, 01/15/2031(a)		250	227,233
4.375%, 07/15/2030(a)		543	520,498
4.75%, 01/15/2028(a)		779	771,849
Station Casinos LLC 4.50%, 02/15/2028(a)		1,314	1,295,946
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028(a)		127	128,767
5.875%, 06/15/2027(a)		1,123	1,132,332
Thor Industries, Inc. 4.00%, 10/15/2029(a)		340	321,871
Travel & Leisure Co.
4.50%, 12/01/2029(a)		478	463,168
4.625%, 03/01/2030(a)		12	11,551
6.00%, 04/01/2027(c)		325	329,270
6.625%, 07/31/2026(a)		473	477,238
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,109	1,083,571

			16,594,617

Consumer Cyclical – Restaurants – 1.2%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029(a)		53	50,504
3.875%, 01/15/2028(a)		583	567,708
4.00%, 10/15/2030(a)		366	342,261
4.375%, 01/15/2028(a)		1,363	1,340,606
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		404	386,127
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	21,148
Yum! Brands, Inc.
3.625%, 03/15/2031		90	83,766
4.75%, 01/15/2030(a)		114	113,206

			2,905,326

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical – Retailers – 6.2%
Advance Auto Parts, Inc.
7.00%, 08/01/2030(a)	U.S.$	1,401	$1,437,580
7.375%, 08/01/2033(a)		198	202,898
Arko Corp. 5.125%, 11/15/2029(a)		76	64,185
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		626	608,084
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	229	274,043
Boots Group Finco LP 5.375%, 08/31/2032(a)		421	506,317
Carvana Co.
5.50%, 04/15/2027(a)	U.S.$	39	37,883
9.00%, 12/01/2028(a) (b) (c)		166	169,685
9.00%, 06/01/2030(a) (b) (c)		824	860,807
9.00%, 06/01/2031(a) (b) (c)		790	896,185
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		68	72,602
FirstCash, Inc.
4.625%, 09/01/2028(a)		387	380,731
5.625%, 01/01/2030(a)		150	149,796
Gap, Inc. (The)
3.625%, 10/01/2029(a)		1,072	1,004,014
3.875%, 10/01/2031(a)		54	48,740
Global Auto Holdings Ltd/AAG FH UK Ltd.
8.375%, 01/15/2029(a)		288	267,152
8.75%, 01/15/2032(a)		463	405,843
11.50%, 08/15/2029(a)		255	253,587
Group 1 Automotive, Inc.
4.00%, 08/15/2028(a)		733	711,171
6.375%, 01/15/2030(a)		376	386,336
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	67,819
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		335	329,003
Lithia Motors, Inc. 4.375%, 01/15/2031(a)		327	311,131
Michaels Cos., Inc. (The)
5.25%, 05/01/2028(a)		127	100,837
7.875%, 05/01/2029(a)		153	104,494
Nordstrom, Inc.
4.375%, 04/01/2030		351	325,903
5.00%, 01/15/2044		716	489,379
Penske Automotive Group, Inc. 3.75%, 06/15/2029		420	400,285
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032(a)		498	492,786
10.00%, 09/15/2033(a)		498	487,906
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		520	538,876

	Principal Amount (000)		U.S. $ Value

Saks Global Enterprises LLC 11.00%, 12/15/2029(a)	U.S.$	142	$48,290
Sonic Automotive, Inc.
4.625%, 11/15/2029(a)		78	75,881
4.875%, 11/15/2031(a)		100	95,661
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,127	1,130,911
Staples, Inc.
10.75%, 09/01/2029(a)		760	729,068
12.75%, 01/15/2030(a)		254	180,687
VF Corp. 2.95%, 04/23/2030		91	79,286
White Cap Buyer LLC 6.875%, 10/15/2028(a)		639	638,930
William Carter Co. (The) 5.625%, 03/15/2027(a)		200	199,744

			15,564,516

Consumer Non-Cyclical – 8.9%
AdaptHealth LLC
4.625%, 08/01/2029(a)		117	110,772
5.125%, 03/01/2030(a)		133	126,831
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029(a)		659	626,926
5.875%, 02/15/2028(a)		985	985,138
6.50%, 02/15/2028(a)		470	478,902
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		832	868,192
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	58,794
Bausch Health Cos., Inc.
4.875%, 06/01/2028(a)		261	235,701
11.00%, 09/30/2028(a)		1,530	1,604,083
Central Garden & Pet Co. 4.125%, 10/15/2030		62	58,657
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(a)		155	131,927
5.25%, 05/15/2030(a)		1,286	1,152,796
6.00%, 01/15/2029(a)		14	13,505
6.875%, 04/15/2029(a)		423	339,982
10.875%, 01/15/2032(a)		353	373,788
CVS Health Corp.
6.75%, 12/10/2054		33	33,578
7.00%, 03/10/2055		363	378,308
DaVita, Inc.
3.75%, 02/15/2031(a)		157	143,215
4.625%, 06/01/2030(a)		983	946,324
Embecta Corp. 5.00%, 02/15/2030(a)		1,244	1,167,793

	Principal Amount (000)		U.S. $ Value

Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	747	$625,717
Grifols SA
3.875%, 10/15/2028(a)	EUR	312	356,252
4.75%, 10/15/2028(a)	U.S.$	803	778,790
IQVIA, Inc.
5.00%, 10/15/2026(a)		400	399,764
5.00%, 05/15/2027(a)		197	196,423
Kedrion SpA 6.50%, 09/01/2029(a)		150	147,602
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		134	141,102
LifePoint Health, Inc.
9.875%, 08/15/2030(a)		632	684,462
11.00%, 10/15/2030(a)		988	1,089,122
Medline Borrower LP 3.875%, 04/01/2029(a)		718	689,905
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	261	310,294
ModivCare, Inc.
5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(c) (f) (g) (j)	U.S.$	459	4,589
5.00%, 10/01/2029(f) (g) (j)		13	46
MPH Acquisition Holdings LLC
5.75%, 12/31/2030(a)		203	177,457
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (c)		268	215,791
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)		141	143,158
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	85,532
Newell Brands, Inc. 8.50%, 06/01/2028(a)		49	51,791
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, 04/30/2028(a)		850	814,249
5.125%, 04/30/2031(a)		649	556,582
7.875%, 05/15/2034(a)		379	341,509
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		77	66,818
Performance Food Group, Inc.
4.25%, 08/01/2029(a)		84	81,406
5.50%, 10/15/2027(a)		373	372,437
Post Holdings, Inc.
4.50%, 09/15/2031(a)		54	50,364
6.25%, 02/15/2032(a)		490	503,460
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375%, 04/30/2029(a)		114	110,109
6.25%, 04/01/2029(a)		388	389,909

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp.
4.25%, 06/01/2029	U.S.$	310	$301,912
4.625%, 06/15/2028		1,231	1,217,274
US Foods, Inc.
4.75%, 02/15/2029(a)		1,380	1,359,797
6.875%, 09/15/2028(a)		208	214,477
Whirlpool Corp. 6.125%, 06/15/2030		53	53,675

			22,366,987

Energy – 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/2029(a)		1,348	1,341,880
5.75%, 01/15/2028(a)		199	199,490
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		88	87,893
Baytex Energy Corp. 8.50%, 04/30/2030(a)		50	51,077
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		303	315,344
Buckeye Partners LP
3.95%, 12/01/2026		357	353,194
4.50%, 03/01/2028(a)		1,306	1,288,238
California Resources Corp. 8.25%, 06/15/2029(a)		122	126,172
Caturus Energy LLC 8.50%, 02/15/2030(a)		91	94,372
CITGO Petroleum Corp.
6.375%, 06/15/2026(a)		16	16,000
8.375%, 01/15/2029(a)		227	237,288
Civitas Resources, Inc.
8.375%, 07/01/2028(a)		572	593,782
8.75%, 07/01/2031(a)		165	169,792
CNX Resources Corp.
6.00%, 01/15/2029(a)		47	47,104
7.375%, 01/15/2031(a)		384	398,296
Crescent Energy Finance LLC 7.625%, 04/01/2032(a)		28	27,892
CVR Energy, Inc. 8.50%, 01/15/2029(a)		200	202,160
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.375%, 06/30/2033(a)		378	378,257
8.625%, 03/15/2029(a)		193	202,042
Excelerate Energy LP 8.00%, 05/15/2030(a)		770	819,842
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		682	711,947
Global Partners LP/GLP Finance Corp.
6.875%, 01/15/2029		208	211,043

	Principal Amount (000)		U.S. $ Value

8.25%, 01/15/2032(a)	U.S.$	112	$117,996
Harvest Midstream I LP 7.50%, 09/01/2028(a)		354	358,131
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		479	473,621
6.00%, 04/15/2030(a)		81	80,218
6.00%, 02/01/2031(a)		181	174,564
6.25%, 04/15/2032(a)		43	41,218
6.875%, 05/15/2034(a)		267	256,181
7.25%, 02/15/2035(a)		414	404,805
8.375%, 11/01/2033(a)		74	77,330
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		276	280,604
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		68	67,676
Matador Resources Co. 6.875%, 04/15/2028(a)		169	172,897
Murphy Oil Corp. 5.875%, 12/01/2042(c)		20	16,759
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55	55,914
9.125%, 01/31/2030(a)		192	196,662
NFE Financing LLC 12.00%, 11/15/2029(a)		1,097	404,153
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		546	557,368
NuStar Logistics LP 5.625%, 04/28/2027		916	921,322
6.00%, 06/01/2026		286	286,812
6.375%, 10/01/2030		29	30,070
Parkland Corp. 4.50%, 10/01/2029(a)		466	453,679
4.625%, 05/01/2030(a)		347	336,781
5.875%, 07/15/2027(a)		280	280,165
6.625%, 08/15/2032(a)		182	187,458
PBF Holding Co. LLC/PBF Finance Corp. 7.875%, 09/15/2030(a)		39	37,718
9.875%, 03/15/2030(a)		552	569,940
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		100	98,341
SM Energy Co. 6.75%, 08/01/2029(a)		178	179,780
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		300	299,460
Sunoco LP 7.00%, 05/01/2029(a)		192	199,611
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		91	88,759
5.875%, 03/15/2028		16	16,065
6.00%, 04/15/2027		660	660,581
7.00%, 09/15/2028(a)		504	520,647

	Principal Amount (000)		U.S. $ Value

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)	U.S.$	1	$998
7.375%, 02/15/2029(a)		100	103,048
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	56,736
9.375%, 02/01/2031(a)		66	68,572
TerraForm Power Operating LLC 5.00%, 01/31/2028(a)		100	99,126
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		91	93,794
Transocean, Inc. 8.75%, 02/15/2030(a)		200	211,939
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		315	326,812
8.375%, 06/01/2031(a)		140	146,929
9.00%, 09/30/2029(a) (k)		375	373,031
9.875%, 02/01/2032(a)		2,013	2,192,056
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		32	30,948
Viridien 10.00%, 10/15/2030(a)		200	198,044
Vital Energy, Inc. 7.875%, 04/15/2032(a)		487	480,620
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		78	79,146

			21,238,190

Other Industrial – 1.1%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	173,699
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	337	327,048
Gates Corp./DE 6.875%, 07/01/2029(a)		373	387,924
Pachelbel Bidco SpA 6.266% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (l)	EUR	100	117,928
7.125%, 05/17/2031(a)		125	157,912
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	354,120
Resideo Funding, Inc. 4.00%, 09/01/2029(a)		84	80,494
6.50%, 07/15/2032(a)		172	175,882
Stena International SA 7.25%, 01/15/2031(a)		400	408,636
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		602	610,350

			2,793,993

	Principal Amount (000)		U.S. $ Value

Services – 5.4%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)	U.S.$	325	$341,377
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,398	1,365,353
4.875%, 06/01/2028(a)	GBP	100	131,423
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	1,197	1,127,598
Aramark Services, Inc. 5.00%, 02/01/2028(a)		1,096	1,088,876
Belron UK Finance PLC 5.75%, 10/15/2029(a)		977	989,437
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		517	498,931
4.875%, 07/01/2029(a)		918	868,602
Engineering - Ingegneria Informatica - SpA 7.73% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (l)	EUR	103	122,914
8.625%, 02/15/2030(a)		119	150,486
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	372	369,433
6.00%, 06/01/2029(a)		565	560,463
8.25%, 08/01/2032(a)		518	539,015
8.375%, 11/15/2032(a)		124	129,344
ION Trading Technologies SARL 9.50%, 05/30/2029(a)		4	4,187
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		80	78,759
5.00%, 12/15/2027(a)		300	298,407
Matthews International Corp. 8.625%, 10/01/2027(a)		104	107,766
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (h) (i)		14	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		517	501,712
5.75%, 04/15/2026(a)		182	182,692
Rakuten Group, Inc. 9.75%, 04/15/2029(a)		542	601,815
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		810	826,937
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		541	526,350
11.125%, 07/15/2030(a)		845	828,193
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	412	501,324
Sotheby’s 7.375%, 10/15/2027(a)	U.S.$	386	382,615

	Principal Amount (000)		U.S. $ Value

Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	$215,408
TriNet Group, Inc. 3.50%, 03/01/2029(a)	U.S.$	124	116,169

			13,455,586

Technology – 3.3%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	244,557
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)	U.S.$	28	27,460
Cloud Software Group, Inc. 9.00%, 09/30/2029(a)		243	253,422
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		50	47,874
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	72,253
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		334	354,190
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		120	122,444
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,446	1,471,609
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	148,939
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		200	205,446
Imola Merger Corp. 4.75%, 05/15/2029(a)		493	481,301
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	159	189,214
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	397	397,500
Open Text Corp. 3.875%, 02/15/2028(a)		593	576,331
Playtika Holding Corp. 4.25%, 03/15/2029(a)		402	369,366
PTC, Inc. 4.00%, 02/15/2028(a)		17	16,658
Rackspace Finance LLC 3.50%, 05/15/2028(a)		526	251,221
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	28,083
Rocket Software, Inc. 9.00%, 11/28/2028(a)		217	223,482
Seagate Data Storage Technology Pte. Ltd. 9.625%, 12/01/2032(a)		1,206	1,366,543

	Principal Amount (000)		U.S. $ Value

TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	322	$381,744
TTM Technologies, Inc. 4.00%, 03/01/2029(a)	U.S.$	91	87,369
Twilio, Inc. 3.625%, 03/15/2029		180	171,232
UKG, Inc. 6.875%, 02/01/2031(a)		363	375,309
Virtusa Corp. 7.125%, 12/15/2028(a)		37	36,225
Western Digital Corp. 4.75%, 02/15/2026		187	186,617
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%, 02/01/2029(a)		118	110,783

			8,197,172

Transportation - Airlines – 1.3%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		840	854,994
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)		71	71,212
5.75%, 04/20/2029(a)		1,439	1,447,375
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		673	668,585
OneSky Flight LLC 8.875%, 12/15/2029(a)		74	77,894
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/12/2030(a) (b) (c)		202	95,124

			3,215,184

Transportation - Services – 2.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	158	191,210
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)	U.S.$	50	47,564
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		935	905,632
5.375%, 03/01/2029(a)		671	650,883
5.75%, 07/15/2027(a)		6	5,976
8.375%, 06/15/2032(a)		76	79,323
Beacon Mobility Corp. 7.25%, 08/01/2030(a)		857	888,675
Dcli Bidco LLC 7.75%, 11/15/2029(a)		131	134,157
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	192,454
Hertz Corp. (The)

	Principal Amount (000)		U.S. $ Value

4.625%, 12/01/2026(a)	U.S.$	284	$263,450
12.625%, 07/15/2029(a)		419	434,306
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	424,987
Mundys SpA 1.875%, 02/12/2028(a)		153	174,185
NESCO Holdings II, Inc. 5.50%, 04/15/2029(a)	U.S.$	168	163,948
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		918	897,088
Rand Parent LLC 8.50%, 02/15/2030(a)		116	120,092
Upbound Group, Inc. 6.375%, 02/15/2029(a)		82	80,472

			5,654,402

			178,822,598

Financial Institutions – 6.8%
Banking – 0.5%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		28	25,512
Bread Financial Holdings, Inc. 8.375%, 06/15/2035(a)		243	250,421
9.75%, 03/15/2029(a)		575	614,393
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		267	285,354
12.25%, 10/01/2030(a)		29	32,164

			1,207,844

Brokerage – 1.7%
AG Issuer LLC 6.25%, 03/01/2028(a)		259	259,534
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		414	424,292
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	101,473
10.00%, 08/15/2030(a)		711	776,547
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,967
9.125%, 01/31/2030(a)		322	345,757
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		1,753	1,692,171
7.125%, 04/30/2031(a)		193	201,961
Osaic Holdings, Inc. 6.75%, 08/01/2032(a)		20	20,377
8.00%, 08/01/2033(a)		163	165,215
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		250	263,150

			4,261,444

	Principal Amount (000)		U.S. $ Value

Finance – 2.5%
CNG Holdings, Inc. 14.50%, 06/30/2026(a)	U.S.$	29	$26,100
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		762	703,075
Enova International, Inc. 9.125%, 08/01/2029(a)		1,003	1,057,563
11.25%, 12/15/2028(a)		119	126,898
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		370	382,162
9.125%, 05/15/2031(a)		76	79,824
9.25%, 02/01/2029(a)		62	65,017
goeasy Ltd. 6.875%, 05/15/2030(a)		120	121,913
7.375%, 10/01/2030(a)		410	422,591
7.625%, 07/01/2029(a)		119	123,210
9.25%, 12/01/2028(a)		196	206,269
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,242	1,206,938
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	201,422
Navient Corp. 5.50%, 03/15/2029		141	139,308
5.625%, 08/01/2033		577	526,582
9.375%, 07/25/2030		373	412,173
11.50%, 03/15/2031		454	513,247
Planet Financial Group LLC 10.50%, 12/15/2029(a)		65	67,337

			6,381,629

Financial Services – 0.9%
1261229 BC Ltd. 10.00%, 04/15/203(a)		584	607,208
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	148,095
Encore Capital Group, Inc. 9.25%, 04/01/2029(a)		1,130	1,196,512
ESC Parkland Contra 5.875%, 07/15/2027(e) (g) (h)		280	0
Jefferson Capital Holdings LLC 8.25%, 05/15/2030(a)		172	180,347
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	109	35,069

			2,167,231

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	162	159,333
8.25%, 02/01/2029(a)		109	113,372

	Principal Amount (000)		U.S. $ Value

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)	U.S.$	60	$61,236
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		151	157,146
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	202	245,918
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)	U.S.$	289	305,935
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		190	197,999

			1,240,939

REITs – 0.7%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	111	129,789
Brandywine Operating Partnership LP 8.875%, 04/12/2029	U.S.$	84	91,357
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		2	1,997
CoreLogic, Inc. 4.50%, 05/01/2028(a)		102	97,989
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		435	439,004
Hunt Cos., Inc. 5.25%, 04/15/2029(a)		83	81,152
MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(a)		154	161,363
Rithm Capital Corp. 8.00%, 04/01/2029(a)		106	108,562
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		107	100,392
SBA Communications Corp. 3.875%, 02/15/2027		386	379,542
Service Properties Trust 8.375%, 06/15/2029		223	230,504

			1,821,651

			17,080,738

Utility – 2.6%
Electric – 2.5%
Calpine Corp. 4.50%, 02/15/2028(a)		1,207	1,195,884
5.125%, 03/15/2028(a)		745	744,203
NRG Energy, Inc.

	Principal Amount (000)		U.S. $ Value

3.375%, 02/15/2029(a)	U.S.$	1,132	$1,073,521
5.25%, 06/15/2029(a)		386	384,699
5.75%, 07/15/2029(a)		647	648,928
10.25%, 03/15/2028(a) (k)		47	51,794
Vistra Corp. 7.00%, 12/15/2026(a) (k)		28	28,384
8.00%, 10/15/2026(a) (k)		29	29,677
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		1,654	1,617,595
5.50%, 09/01/2026(a)		217	217,135
5.625%, 02/15/2027(a)		413	412,868

			6,404,688

Natural Gas – 0.1%
Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(a)		119	132,533

			6,537,221

Total Corporates - Non-Investment Grade (cost $200,605,111)			202,440,557

CORPORATES - INVESTMENT GRADE – 12.0%
Industrial – 7.7%
Basic – 0.1%
Glencore Funding LLC 5.634%, 04/04/2034(a)		137	140,625

Capital Goods – 0.1%
Vertiv Group Corp. 4.125%, 11/15/2028(a)		154	150,355

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 04/01/2038		97	90,734
6.484%, 10/23/2045		776	754,365
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		669	665,742
10.00%, 02/15/2031(a)		487	483,367
Time Warner Cable LLC 7.30%, 07/01/2038		104	113,271

			2,107,479

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055		229	233,124
7.00%, 10/15/2055		309	316,904

			550,028

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		570	586,479

	Principal Amount (000)		U.S. $ Value

Ford Motor Co. 3.25%, 02/12/2032	U.S.$	136	$116,533
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	195,996
2.90%, 02/10/2029		150	138,203
4.95%, 05/28/2027		200	199,474
6.532%, 03/19/2032		430	442,117
General Motors Financial Co., Inc. 2.70%, 06/10/2031		64	56,781
Phinia, Inc. 6.75%, 04/15/2029(a)		197	203,621
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		156	158,616

			2,097,820

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)		425	417,486
Royal Caribbean Cruises Ltd. 5.625%, 09/30/2031(a)		40	40,680

			458,166

Consumer Cyclical - Other – 1.1%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	131	153,224
5.00%, 04/29/2029(a)		103	124,482
5.875%, 06/04/2031(a)	U.S.$	200	203,808
6.125%, 06/04/2031(a)	GBP	200	272,050
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)	U.S.$	62	62,663
6.125%, 07/31/2032(a)		282	286,495
Las Vegas Sands Corp. 5.625%, 06/15/2028		307	314,070
MDC Holdings, Inc. 6.00%, 01/15/2043		86	78,674
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	808,875
Voyager Parent LLC 9.25%, 07/01/2032(a)		456	481,335

			2,785,676

Consumer Non-Cyclical – 0.5%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		347	329,147
Jazz Securities DAC 4.375%, 01/15/2029(a)		809	792,157
Viatris, Inc. 2.70%, 06/22/2030		204	183,273

			1,304,577

	Principal Amount (000)		U.S. $ Value

Energy – 1.9%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	241	$206,956
4.90%, 06/01/2044		16	12,627
Energy Transfer LP 8.00%, 05/15/2054		65	69,132
Harbour Energy PLC 6.327%, 04/01/2035(a)		1,029	1,041,667
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		799	797,778
5.875%, 03/01/2028(a)		57	57,995
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		208	208,040
7.00%, 01/15/2032(a)		169	175,079
Var Energi ASA 5.875%, 05/22/2030(a)		241	249,847
6.50%, 05/22/2035(a)		241	251,811
7.50%, 01/15/2028(a)		200	212,230
8.00%, 11/15/2032(a)		200	229,096
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		695	666,373
Woodside Finance Ltd. 5.40%, 05/19/2030		137	140,762
6.00%, 05/19/2035		354	365,604

			4,684,997

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		1,259	1,231,743
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		902	923,143

			2,154,886

Services – 0.6%
Block, Inc. 2.75%, 06/01/2026		977	961,563
5.625%, 08/15/2030(a)		355	363,460
6.00%, 08/15/2033(a)		216	221,735

			1,546,758

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		46	46,022
United Airlines, Inc. 4.625%, 04/15/2029(a)		229	225,579

			271,601

Transportation - Services – 0.4%
Stonepeak Nile Parent LLC 7.25%, 03/15/2032(a)		50	52,573

	Principal Amount (000)		U.S. $ Value

United Rentals North America, Inc. 3.875%, 11/15/2027	U.S.$	1,000	$983,720

			1,036,293

			19,289,261

Financial Institutions – 4.2%
Banking – 3.6%
Ally Financial, Inc. 5.543%, 01/17/2031		177	181,081
5.737%, 05/15/2029		221	226,733
6.646%, 01/17/2040		297	295,161
6.70%, 02/14/2033		121	125,788
6.848%, 01/03/2030		83	88,109
Series B 4.70%, 05/15/2026(k)		164	159,746
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	209,834
Banco Santander SA 6.35%, 03/14/2034		200	212,012
6.921%, 08/08/2033		400	440,228
Barclays PLC 5.785%, 02/25/2036		482	496,788
BNP Paribas SA 4.625%, 02/25/2031(a) (k)		454	404,832
BPCE SA 6.508%, 01/18/2035(a)		250	261,757
CaixaBank SA 5.581%, 07/03/2036(a)		216	218,305
6.84%, 09/13/2034(a)		235	259,917
Capital One Financial Corp. 6.183%, 01/30/2036		184	189,882
Citigroup, Inc. 5.827%, 02/13/2035		211	216,431
Series AA 7.625%, 11/15/2028(k)		32	33,575
Series W 4.00%, 12/10/2025(k)		18	17,866
Series Y 4.15%, 11/15/2026(k)		46	44,908
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	362,220
3.742%, 01/07/2033		200	183,088
7.079%, 02/10/2034		204	221,579
Lloyds Banking Group PLC 6.00%, 06/07/2032(k)	GBP	8	9,972
6.068%, 06/13/2036	U.S.$	327	338,344
7.50%, 09/29/2025(k)		219	219,388
Nationwide Building Society 5.537%, 07/14/2036(a)		213	216,883
Societe Generale SA 3.625%, 03/01/2041(a)		250	179,895
5.512%, 05/22/2031(a)		539	550,852
7.367%, 01/10/2053(a)		200	210,338
Synchrony Financial

	Principal Amount (000)		U.S. $ Value

5.45%, 03/06/2031	U.S.$	101	$102,920
5.935%, 08/02/2030		82	84,947
7.25%, 02/02/2033		921	970,854
UBS Group AG 7.125%, 08/10/2034(a) (k)		297	301,880
9.25%, 11/13/2028(a) (k)		355	388,775
UniCredit SpA 5.861%, 06/19/2032(a)		600	607,344
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(k)		111	109,936

			9,142,168

Brokerage – 0.1%
CI Financial Corp. 3.20%, 12/17/2030		158	142,107

Finance – 0.0%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	49,531
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		29	28,856

			78,387

Insurance – 0.1%
ACE Capital Trust II 9.70%, 04/01/2030		20	24,088
Centene Corp. 2.625%, 08/01/2031		172	145,868
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		59	58,073

			228,029

REITs – 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		84	82,177
Newmark Group, Inc. 7.50%, 01/12/2029		630	674,566
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		131	132,880

			889,623

			10,480,314

Utility – 0.1%
Electric – 0.1%
American Electric Power Co., Inc. 6.95%, 12/15/2054		80	85,147
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	78,474

			163,621

	Principal Amount (000)		U.S. $ Value

Total Corporates - Investment Grade (cost $29,101,818)			$29,933,196

BANK LOANS – 3.3%
Industrial – 2.8%
Basic – 0.2%
INEOS US Petrochem LLC 8.166%, 03/14/2030(m)	U.S.$	99	85,470
8.666% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(e) (n)		494	443,140

			528,610

Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.807% (SOFR + 4.25%), 05/17/2028(n)		95	76,745
ECO Material Technologies, Inc. 7.467% (CME Term SOFR 6 Month + 3.250%), 02/12/2032(e) (n)		380	380,000

			456,745

Communications - Media – 0.4%
DIRECTV Financing LLC 9.820% (SOFR + 5.25%), 08/02/2029(n)		408	404,486
Gray Television, Inc. 7.468% (CME Term SOFR 3 Month + 3.00%), 12/01/2028(n)		188	187,501
iHeartCommunications, Inc. 10.629% (CME Term SOFR 3 Month + 5.78%), 05/01/2029(n)		246	206,305
Radiate Holdco, LLC 1.500%, 09/25/2029(m)		145	117,596
7.931%, 09/25/2029(m)		145	117,596

			1,033,484

Communications - Telecommunications – 0.0%
Crown Subsea Commercial Holding, Inc. 7.818% (CME Term SOFR 3 Month + 3.50%), 01/30/2031(n)		50	49,856
Lumen Technologies, Inc. 6.781% (CME Term SOFR 1 Month + 2.35%), 04/16/2029(n)		63	62,731

			112,587

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(n)		219	204,732

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 9.566% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(n)	U.S.$	100	$95,950
Weber-Stephen Products LLC 7.681% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(n)		119	118,830

			214,780

Consumer Cyclical - Retailers – 0.2%
Foundation Building Materials, Inc. 9.546% (CME Term SOFR 3 Month + 5.25%), 01/29/2031(n)		460	462,990

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 8.396% (SOFR + 4.00%), 10/01/2027(n)		38	37,503
ModivCare, Inc. 11.370%, 02/22/2026(e) (m)		102	100,202
MPH Acquisition Holdings LLC 8.058% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(n)		57	56,665
Neptune Bidco US, Inc. 9.429% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(n)		571	554,022
Opal US LLC 7.435% (CME Term SOFR 6 Month + 3.25%), 04/28/2032(n)		356	357,780
US Radiology Specialists, Inc. 9.046% (SOFR + 4.75%), 12/15/2027(n)		86	86,709

			1,192,881

Other Industrial – 0.1%
American Tire Distributors, Inc. 14.750% (SOFR + 7.25%), 10/20/2028(e) (n)		32	6,435
LTR Intermediate Holdings, Inc. 8.931% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(e) (n)		190	189,050

			195,485

Technology – 0.9%
Ascend Learning LLC 10.166% (SOFR + 5.75%), 12/10/2029(n)		24	23,486
Clover Holdings 2, LLC 7.750%, 12/09/2031(e)		401	399,992
Clover Holdings SPV III LLC 15.000%, 12/09/2027(e)		13	13,335
Commscope, Inc. 9.597%, 12/17/2029(m)		584	593,486

	Principal Amount (000)		U.S. $ Value

Loyalty Ventures, Inc. 14.000% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(e) (f) (h) (j) (n)	U.S.$	115	$864
Peraton Corp. 8.166% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		269	230,707
12.604% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(n)		378	227,969
Polaris Newco LLC 8.320% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(n)		470	446,019
Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 05/09/2033(e) (n)		260	258,864
Veritas US, Inc. 4.500% (PIK Interest 4 + 4.50%), 12/09/2029(e) (n)		16	16,005
12.296% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(e) (n)		16	16,005

			2,226,732

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 6.076% (CME Term SOFR 3 Month + 1.75%), 10/15/2031(n)		129	129,226
JetBlue Airways Corp. 9.069% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(n)		199	187,186

			316,412

			6,945,438

Financial Institutions – 0.5%
Brokerage – 0.1%
Jane Street Group LLC 6.199% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(n)		318	316,344

Finance – 0.2%
Nexus Buyer LLC 10.066% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(n)		410	407,438

Financial Services – 0.1%
Colossus Acquireco LLC 6.050% (CME Term SOFR 3 Month + 1.75%), 07/30/2032(n)		120	119,228
Rackspace Finance LLC 7.222% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(n)		364	183,076

			302,304

	Principal Amount (000)		U.S. $ Value

Insurance – 0.1%
Asurion LLC 8.666% (SOFR + 4.25%), 08/19/2028(n)	U.S.$	156	$156,180

			1,182,266

Total Bank Loans (cost $8,400,054)			8,127,704

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.9%
Basic – 0.2%
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		227	235,342
9.375%, 03/01/2029(a)		201	213,040

			448,382

Consumer Cyclical - Other – 0.7%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	227,740
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	219,066
7.125%, 06/26/2031(a)		331	345,481
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	201,500
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	377,179
6.75%, 02/15/2034(a)		417	418,420

			1,789,386

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)		15	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3	0

			0

			2,237,768

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		10	9,952

Total Emerging Markets - Corporate Bonds (cost $2,181,974)			2,247,720

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(e) (f) (g) (h)		39	43,875

Company	Shares	U.S. $ Value

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%	490	$9,751

Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(e) (f) (h)	194	4,813

Technology – 0.0%
Veritas US, Inc. 0.00%(e) (f) (g)	678	15,425

		73,864

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%	2,175	39,367

Total Preferred Stocks (cost $68,409)		113,231

COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(f)	9,491	56,946

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (f) (h)	21,027	0
CHC Group LLC(e) (f) (h)	468	0

		0

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(f) (h)	5,687	13,990

		13,990

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e) (f) (h)	7	3,500

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (f) (h) (i)	3,584	144

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd.(e) (f) (h)	678	0
K2016470219 South Africa Ltd. - Class A(e) (f) (h)	191,574	0
K2016470219 South Africa Ltd. - Class B(e) (f) (h)	30,276	0

		0

Total Common Stocks (cost $279,588)		74,580

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp., expiring 12/31/2099(e) (f) (cost $0)	3,442	$4,216

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(o) (p) (q) (cost $4,154,666)	4,154,666	4,154,666

Total Investments – 98.7% (cost $244,791,620)(r)		247,095,870
Other assets less liabilities – 1.3%		3,348,904

Net Assets – 100.0%		$250,444,774

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	99	December 2025	$10,837,406	$56,273
U.S. T-Note 10 Yr (CBT) Futures	24	December 2025	2,700,000	12,031
U.S. Ultra Bond (CBT) Futures	2	December 2025	233,125	(305)
Sold Contracts
U.S. 10 Yr Ultra Futures	13	December 2025	1,487,281	(4,484)
U.S. Long Bond (CBT) Futures	4	December 2025	457,000	(226)
U.S. T-Note 2 Yr (CBT) Futures	29	December 2025	6,047,633	(3,172)

				$60,117

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	5,859	USD	6,904	09/10/2025	$42,568
State Street Bank & Trust Co.	EUR	736	USD	848	09/10/2025	(13,841)
State Street Bank & Trust Co.	USD	175	EUR	150	09/10/2025	1,153
State Street Bank & Trust Co.	GBP	403	USD	544	09/19/2025	(1,463)

						$28,417

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.21%	USD	190	$(15,590)	$(11,481)	$(4,109)
Sale Contracts
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	17.14	USD	80	(25,448)	(9,399)	(16,049)

						$(41,038)	$(20,880)	$(20,158)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $198,200,818 or 79.1% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.10% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Holding SA 10.50%, 05/15/2027	07/20/2023	$153,033	$93,152	0.04%
Altice France SA 3.375%, 01/15/2028	08/17/2022-07/21/2023	225,810	247,550	0.10%
Altice France SA 5.125%, 07/15/2029	09/21/2023-12/02/2024	505,306	546,867	0.22%
Altice France SA 5.50%, 01/15/2028	01/05/2022-02/28/2025	583,700	585,300	0.23%
Altice France SA 5.50%, 10/15/2029	09/21/2023-12/02/2024	582,760	634,824	0.25%
Altice France SA 8.125%, 02/01/2027	06/04/2024	305,877	329,315	0.13%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027	11/18/2024	237,578	238,007	0.10%
ESC Parkland Contra 5.875%, 07/15/2027	06/12/2025	0	0	0.00%
Exide International Holdings LP	11/05/2020	29,328	43,875	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	$0	$0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020-05/12/2023	14,181	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	0	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767	0	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025-04/01/2025	364,911	4,589	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	05/02/2024	9,716	46	0.00%
Veritas US, Inc.	12/09/2024	11,482	15,425	0.01%

(h)	Fair valued by the Adviser.
(i)	Escrow shares.
(j)	Defaulted.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2025.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,755,650 and gross unrealized depreciation of investments was $(3,383,024), resulting in net unrealized appreciation of $2,372,626.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$202,440,557	$0	(a)	$202,440,557
Corporates - Investment Grade	—	29,933,196	—		29,933,196
Bank Loans	—	6,303,812	1,823,892		8,127,704
Emerging Markets - Corporate Bonds	—	2,247,720	0	(a)	2,247,720
Preferred Stocks	9,751	39,367	64,113		113,231
Common Stocks	13,990	56,946	3,644	(a)	74,580
Rights	—	—	4,216		4,216
Short-Term Investments	4,154,666	—	—		4,154,666

Total Investments in Securities	4,178,407	241,021,598	1,895,865	(a)	247,095,870
Other Financial Instruments(b):
Assets:
Futures	68,304	—	—		68,304
Forward Currency Exchange Contracts	—	43,721	—		43,721
Liabilities:
Futures	(8,187)	—	—		(8,187)
Forward Currency Exchange Contracts	—	(15,304)	—		(15,304)
Centrally Cleared Credit Default Swaps	—	(41,038)	—		(41,038)

Total	$4,238,524	$241,008,977	$1,895,865	(a)	$247,143,366

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,002	$55,992	$53,839	$4,155	$131